ActivePassive Core Bond ETF
Schedule of Investments
November 30, 2023 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.52%
Aqua Finance Trust
2021-A, 1.540%, 07/17/2046	$48,601	$42,965
Avis Budget Rental Car Funding AESOP LLC
2023-2, 6.030%, 10/20/2027	100,000	99,280
2021-2, 1.660%, 02/20/2028	100,000	88,517
BMW Vehicle Owner Trust
2023-A, 5.470%, 02/25/2028	34,000	34,175
Carmax Auto Owner Trust 2023-3
2023-3, 5.280%, 05/15/2028	38,000	38,028
CCG Receivables Trust
2023-1, 5.820%, 09/16/2030	100,000	99,904
CyrusOne Data Centers Issuer I LLC
A-2, 5.560%, 11/20/2048	53,000	49,561
Dell Equipment Finance Trust 2023-3
2023-3, 6.160%, 04/23/2029	100,000	100,761
DLLAA LLC
2023-1, 5.640%, 02/22/2028	32,000	32,048
Ellington Financial Mortgage Trust
2022-1, 2.206%, 01/25/2067 (c)	83,416	68,615
Freddie Mac STACR REMIC Trust
2021-HQA4, 6.278% (SOFR30A + 0.950%), 12/25/2041 (b)	81,203	80,322
Ginnie Mae II Pool
MA7826M, 2.000%, 01/20/2052	26,382	21,310
GM Financial Automobile Leasing Trust
2023-3, 5.380%, 11/20/2026	33,000	32,931
Kubota Credit Owner Trust
2023-2, 5.280%, 01/18/2028	28,000	27,966
MMAF Equipment Finance LLC
2023-A, 5.540%, 12/13/2029	37,000	37,066
MVW LLC
2023-1, 5.420%, 10/20/2040	85,764	84,250
OneMain Financial Issuance Trust
2023-2, 5.840%, 09/15/2036	100,000	100,530
PFS Financing Corp.
2021-B, 0.770%, 08/15/2026	100,000	96,377
Sierra Timeshare Receivables Funding LLC
2021-2 A, 1.350%, 09/20/2038	58,556	54,543
2021-2 B, 1.800%, 09/20/2038	29,278	27,285
Sofi Professional Loan Program LLC
2019-B, 3.090%, 08/17/2048	29,850	28,230
Stack Infrastructure Issuer LLC
A-2, 5.900%, 10/25/2048	43,000	41,335
Taco Bell Funding LLC
2016-1, 4.970%, 05/25/2046	50,625	49,403
Towd Point Mortgage Trust
2017-5, 6.057% (TSFR1M + 0.714%), 02/25/2057 (b)	42,154	42,425
2022-4, 3.750%, 09/25/2062	113,779	103,891
Toyota Auto Receivables Owner Trust
2023-C, 5.160%, 04/17/2028	53,000	52,984
USAA Auto Owner Trust 2023-A
2023-A, 5.580%, 05/15/2028	40,000	40,171
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 (c)	100,600	82,309
TOTAL ASSET BACKED SECURITIES (Cost $1,672,460)		1,657,182

CORPORATE BONDS - 18.84%
Accommodation - 0.06%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028	40,000	37,880
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/2025	23,000	22,740
		60,620
Automobiles & Components - 0.14%
American Honda Finance Corp.
4.600%, 04/17/2030	55,000	53,205
General Motors Co.
6.800%, 10/01/2027	60,000	62,360
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031	40,000	35,166
		150,731
Banks - 2.13%
Bank of America Corp.
2.456% (TSFR3M + 1.132%), 10/22/2025 (a)	5,000	4,842
1.734% (SOFR + 0.960%), 07/22/2027 (a)	92,000	83,073
3.824% (TSFR3M + 1.837%), 01/20/2028 (a)	195,000	184,611
5.202% (SOFR + 1.630%), 04/25/2029 (a)	264,000	260,064
1.922% (SOFR + 1.370%), 10/24/2031 (a)	155,000	121,233
2.299% (SOFR + 1.220%), 07/21/2032 (a)	56,000	43,974
5.288% (SOFR + 1.910%), 04/25/2034 (a)	19,000	18,274
2.482% (5 Year CMT Rate + 1.200%), 09/21/2036 (a)	115,000	86,892
4.300% (TSFR3M + 2.926%) (a)(e)	40,000	36,990
Citigroup, Inc.
3.352% (TSFR3M + 1.158%), 04/24/2025 (a)	75,000	74,193
1.122% (SOFR + 0.765%), 01/28/2027 (a)	110,000	99,635
3.887% (TSFR3M + 1.825%), 01/10/2028 (a)	37,000	35,219
3.070% (SOFR + 1.280%), 02/24/2028 (a)	110,000	102,017
3.980% (TSFR3M + 1.600%), 03/20/2030 (a)	86,000	79,448
2.572% (SOFR + 2.107%), 06/03/2031 (a)	110,000	90,867
Fifth Third Bancorp
4.337% (SOFR + 1.660%), 04/25/2033 (a)	75,000	65,834
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	65,000	64,977
JPMorgan Chase & Co.
3.220% (TSFR3M + 1.417%), 03/01/2025 (a)	180,000	178,765
1.045% (SOFR + 0.800%), 11/19/2026 (a)	60,000	54,845
3.540% (TSFR3M + 1.642%), 05/01/2028 (a)	60,000	56,474
6.254% (SOFR + 1.810%), 10/23/2034 (a)	55,000	57,469
4.000% (TSFR3M + 2.745%) (a)(e)	47,000	44,249
PNC Financial Services Group, Inc.
6.875% (SOFR + 2.284%), 10/20/2034 (a)	60,000	63,731
Synovus Financial Corp.
5.200%, 08/11/2025	11,000	10,713
Truist Financial Corp.
4.260% (SOFR + 1.456%), 07/28/2026 (a)	80,000	77,398
US Bancorp
5.836% (SOFR + 2.260%), 06/12/2034 (a)	40,000	39,407
Wells Fargo & Co.
2.164% (TSFR3M + 1.012%), 02/11/2026 (a)	80,000	76,419
3.908% (SOFR + 1.320%), 04/25/2026 (a)	7,000	6,815
2.188% (SOFR + 2.000%), 04/30/2026 (a)	110,000	104,595
2.393% (SOFR + 2.100%), 06/02/2028 (a)	70,000	62,932
5.389% (SOFR + 2.020%), 04/24/2034 (a)	28,000	26,948
		2,312,903
Beverage and Tobacco Product Manufacturing - 0.11%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/2036	45,000	42,912
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/2039	75,000	75,284
		118,196
Broadcasting (except Internet) - 0.05%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/2032	65,000	53,584
Capital Goods - 0.62%
Air Lease Corp.
3.250%, 10/01/2029	60,000	52,669
Boeing Co.
2.196%, 02/04/2026	80,000	74,808
5.040%, 05/01/2027	80,000	79,510
5.705%, 05/01/2040	15,000	14,799
5.805%, 05/01/2050	85,000	82,989
CNH Industrial Capital LLC
1.450%, 07/15/2026	55,000	49,819
4.550%, 04/10/2028	192,000	185,107
Carrier Global Corp.
6.200%, 03/15/2054	35,000	37,028
Regal Rexnord Corp.
6.050%, 04/15/2028	25,000	24,612
RTX Corp.
6.400%, 03/15/2054	65,000	70,621
		671,962
Commercial & Professional Services - 0.38%
ASGN, Inc.
4.625%, 05/15/2028	40,000	37,262
Equifax, Inc.
5.100%, 12/15/2027	40,000	39,622
Republic Services, Inc.
5.000%, 04/01/2034	212,000	207,931
5.700%, 05/15/2041	129,000	129,979
		414,794
Computer and Electronic Product Manufacturing - 0.06%
CommScope, Inc.
4.750%, 09/01/2029	60,000	37,701
Dell International LLC / EMC Corp.
5.300%, 10/01/2029	30,000	29,932
		67,633
Consumer Discretionary Distribution & Retail - 0.15%
Arko Corp.
5.125%, 11/15/2029	60,000	50,004
Lowe's Cos, Inc.
5.750%, 07/01/2053	119,000	117,423
		167,427
Consumer Durables & Apparel - 0.12%
Whirlpool Corp.
5.500%, 03/01/2033	132,000	127,525
Consumer Services - 0.13%
Churchill Downs, Inc.
6.750%, 05/01/2031	40,000	39,354
Marriott International, Inc.
5.000%, 10/15/2027	103,000	102,477
		141,831
Consumer Staples Distribution & Retail - 0.34%
Walmart, Inc.
4.000%, 04/15/2026	160,000	157,592
3.900%, 04/15/2028	150,000	146,012
4.000%, 04/15/2030	69,000	66,875
		370,479
Credit Intermediation and Related Activities - 0.69%
General Motors Financial Co, Inc.
4.000%, 01/15/2025	370,000	362,097
4.300%, 07/13/2025	5,000	4,870
6.050%, 10/10/2025	81,000	81,377
5.850%, 04/06/2030	99,000	98,758
Sprint Capital Corp.
8.750%, 03/15/2032	125,000	149,493
United Wholesale Mortgage LLC
5.500%, 04/15/2029	59,000	52,829
		749,424
Educational Services - 0.06%
University of Chicago
2.761%, 04/01/2045	87,000	61,194
Energy - 1.34%
Antero Resources Corp.
7.625%, 02/01/2029	27,000	27,672
Comstock Resources, Inc.
6.750%, 03/01/2029	40,000	36,869
DT Midstream, Inc.
4.125%, 06/15/2029	40,000	35,941
Energy Transfer LP
2.900%, 05/15/2025	40,000	38,475
5.250%, 04/15/2029	120,000	117,927
EQM Midstream Partners LP
4.125%, 12/01/2026	75,000	70,934
Exxon Mobil Corp.
3.095%, 08/16/2049	50,000	34,744
Gulfstream Natural Gas System LLC
6.190%, 11/01/2025	293,000	292,654
Kinder Morgan, Inc.
5.200%, 06/01/2033	70,000	67,065
Marathon Petroleum Corp.
4.700%, 05/01/2025	135,000	133,456
MPLX LP
5.650%, 03/01/2053	30,000	27,919
New Fortress Energy, Inc.
6.500%, 09/30/2026	50,000	47,531
Northern Oil and Gas, Inc.
8.125%, 03/01/2028	30,000	30,336
Occidental Petroleum Corp.
6.125%, 01/01/2031	35,000	35,378
6.450%, 09/15/2036	35,000	35,873
Phillips 66
1.300%, 02/15/2026	35,000	32,164
Southwestern Energy Co.
5.375%, 03/15/2030	28,000	26,570
Targa Resources Corp.
5.200%, 07/01/2027	45,000	44,691
Transcontinental Gas Pipe Line Co. LLC
4.000%, 03/15/2028	341,000	322,852
		1,459,051
Equity Real Estate Investment Trusts (REITs) - 0.33%
Crown Castle, Inc.
3.200%, 09/01/2024	70,000	68,641
1.050%, 07/15/2026	25,000	22,231
EPR Properties
4.500%, 04/01/2025	25,000	24,336
Iron Mountain, Inc.
5.250%, 07/15/2030	75,000	68,851
4.500%, 02/15/2031	34,000	29,464
Kimco Realty OP LLC
4.600%, 02/01/2033	55,000	50,409
Realty Income Corp.
4.700%, 12/15/2028	103,000	100,465
		364,397
Financial Services - 1.74%
Blackstone Private Credit Fund
4.700%, 03/24/2025	197,000	191,984
Capital One Financial Corp.
4.200%, 10/29/2025	5,000	4,805
4.985% (SOFR + 2.160%), 07/24/2026 (a)	45,000	43,940
6.312% (SOFR + 2.640%), 06/08/2029 (a)	137,000	136,284
5.817% (SOFR + 2.600%), 02/01/2034 (a)	70,000	65,689
6.377% (SOFR + 2.860%), 06/08/2034 (a)	20,000	19,480
Freedom Mortgage Corp.
12.250%, 10/01/2030	25,000	26,397
Goldman Sachs Group, Inc.
3.272% (TSFR3M + 1.463%), 09/29/2025 (a)	105,000	102,696
1.093% (SOFR + 0.789%), 12/09/2026 (a)	5,000	4,544
1.431% (SOFR + 0.798%), 03/09/2027 (a)	155,000	140,668
1.948% (SOFR + 0.913%), 10/21/2027 (a)	110,000	98,816
3.814% (TSFR3M + 1.420%), 04/23/2029 (a)	105,000	97,603
Guardian Life Global Funding
3.246%, 03/29/2027	66,000	61,979
Morgan Stanley
2.720% (SOFR + 1.152%), 07/22/2025 (a)	55,000	53,862
3.625%, 01/20/2027	55,000	52,556
2.475% (SOFR + 1.000%), 01/21/2028 (a)	160,000	145,859
5.164% (SOFR + 1.590%), 04/20/2029 (a)	133,000	130,845
5.250% (SOFR + 1.870%), 04/21/2034 (a)	90,000	86,267
5.424% (SOFR + 1.880%), 07/21/2034 (a)	65,000	63,066
5.948% (5 Year CMT Rate + 2.430%), 01/19/2038 (a)	55,000	53,339
Northern Trust Corp.
6.125%, 11/02/2032	4,000	4,124
OneMain Finance Corp.
3.500%, 01/15/2027	40,000	35,775
PRA Group, Inc.
5.000%, 10/01/2029	48,000	36,292
S&P Global, Inc.
3.700%, 03/01/2052	185,000	141,521
3.900%, 03/01/2062	119,000	91,539
		1,889,930
Food, Beverage & Tobacco - 0.42%
Constellation Brands, Inc.
5.000%, 02/02/2026	55,000	54,850
4.900%, 05/01/2033	100,000	96,440
Molson Coors Beverage Co.
4.200%, 07/15/2046	105,000	83,346
Philip Morris International, Inc.
5.125%, 02/15/2030	95,000	93,784
5.750%, 11/17/2032	65,000	66,528
Pilgrim's Pride Corp.
6.875%, 05/15/2034	65,000	66,385
		461,333
Health Care Equipment & Services - 1.22%
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029	35,000	32,699
Centene Corp.
4.625%, 12/15/2029	70,000	65,075
CVS Health Corp.
3.000%, 08/15/2026	50,000	47,182
5.125%, 02/21/2030	225,000	221,852
5.300%, 06/01/2033	80,000	78,754
4.780%, 03/25/2038	50,000	44,898
5.625%, 02/21/2053	57,000	54,037
Humana, Inc.
5.500%, 03/15/2053	102,000	98,059
Tenet Healthcare Corp.
4.625%, 06/15/2028	75,000	69,921
UnitedHealth Group, Inc.
4.250%, 01/15/2029	631,000	615,667
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024	5,000	4,790
		1,332,934
Hospitals - 0.25%
HCA, Inc.
5.375%, 09/01/2026	55,000	54,742
4.500%, 02/15/2027	35,000	33,956
5.875%, 02/01/2029	32,000	32,302
SSM Health Care Corp.
4.894%, 06/01/2028	156,000	154,768
		275,768
Household & Personal Products - 0.23%
Energizer Holdings, Inc.
4.750%, 06/15/2028	50,000	44,735
Kenvue, Inc.
5.050%, 03/22/2053	177,000	169,554
5.200%, 03/22/2063	41,000	39,218
		253,507
Insurance - 0.36%
Arthur J Gallagher & Co.
5.750%, 03/02/2053	4,000	3,884
CNA Financial Corp.
4.500%, 03/01/2026	85,000	83,226
CNO Financial Group, Inc.
5.250%, 05/30/2029	70,000	67,133
Marsh & McLennan Cos, Inc.
5.450%, 03/15/2053	47,000	45,965
Primerica, Inc.
2.800%, 11/19/2031	75,000	60,572
Principal Financial Group, Inc.
5.500%, 03/15/2053	77,000	71,466
Prudential Financial, Inc.
5.700% (3 Month LIBOR USD + 2.665%), 09/15/2048 (a)	42,000	39,096
Travelers Cos, Inc.
5.450%, 05/25/2053	20,000	19,983
		391,325
Insurance Carriers and Related Activities - 0.43%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 04/15/2028	25,000	25,002
Aon Corp. / Aon Global Holdings PLC
5.350%, 02/28/2033	211,000	209,942
Metropolitan Life Global Funding I
5.150%, 03/28/2033	233,000	227,665
		462,609
Management of Companies and Enterprises - 0.00%
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	4,000	4,002
Materials - 0.09%
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030	35,000	34,093
Packaging Corp of America
4.050%, 12/15/2049	92,000	69,283
		103,376
Media & Entertainment - 0.77%
Alphabet, Inc.
2.250%, 08/15/2060	60,000	35,002
Comcast Corp.
2.350%, 01/15/2027	50,000	46,331
5.350%, 05/15/2053	80,000	77,321
Cox Communications, Inc.
5.700%, 06/15/2033	60,000	59,739
Paramount Global
4.200%, 05/19/2032	60,000	50,753
Take-Two Interactive Software, Inc.
4.950%, 03/28/2028	214,000	211,931
TEGNA, Inc.
5.000%, 09/15/2029	29,000	25,791
Walt Disney Co.
3.800%, 05/13/2060	121,000	90,889
Warnermedia Holdings, Inc.
5.141%, 03/15/2052	229,000	183,165
Ziff Davis, Inc.
4.625%, 10/15/2030	60,000	52,925
		833,847
Merchant Wholesalers, Durable Goods - 0.12%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026	20,000	18,331
4.250%, 04/01/2028	65,000	61,237
Standard Industries, Inc.
4.750%, 01/15/2028	50,000	47,043
		126,611
Merchant Wholesalers, Nondurable Goods - 0.02%
Performance Food Group, Inc.
5.500%, 10/15/2027	25,000	24,224
Nonstore Retailers - 0.03%
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, 04/01/2029	40,000	36,862
Petroleum and Coal Products Manufacturing - 0.04%
BP Capital Markets America, Inc.
4.812%, 02/13/2033	40,000	38,846
Pharmaceuticals, Biotechnology & Life Sciences - 1.47%
AbbVie, Inc.
2.950%, 11/21/2026	185,000	175,160
4.050%, 11/21/2039	20,000	17,200
Amgen, Inc.
5.507%, 03/02/2026	65,000	64,989
5.600%, 03/02/2043	60,000	58,765
5.650%, 03/02/2053	22,000	21,715
5.750%, 03/02/2063	466,000	456,444
Bristol-Myers Squibb Co.
6.400%, 11/15/2063	45,000	49,660
Eli Lilly & Co.
5.000%, 02/27/2026	228,000	228,039
4.950%, 02/27/2063	147,000	141,974
Gilead Sciences, Inc.
5.550%, 10/15/2053	85,000	85,876
Johnson & Johnson
3.400%, 01/15/2038	246,000	206,848
Merck & Co, Inc.
3.900%, 03/07/2039	30,000	25,919
Regeneron Pharmaceuticals, Inc.
2.800%, 09/15/2050	76,000	46,159
Viatris, Inc.
2.700%, 06/22/2030	30,000	24,374
		1,603,122
Professional, Scientific, and Technical Services - 0.11%
Aramark Services, Inc.
5.000%, 02/01/2028	75,000	71,041
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/2028	50,000	48,057
		119,098
Real Estate - 0.90%
Corporate Office Properties LP
2.750%, 04/15/2031	90,000	68,880
2.900%, 12/01/2033	70,000	50,695
Prologis LP
4.750%, 06/15/2033	583,000	556,985
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	15,000	14,258
Simon Property Group LP
6.250%, 01/15/2034	35,000	36,206
5.850%, 03/08/2053	84,000	81,693
Spirit Realty LP
4.000%, 07/15/2029	40,000	36,700
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/2028	40,000	39,383
Ventas Realty LP
3.500%, 04/15/2024	95,000	94,093
		978,893
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.10%
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/2029	45,000	40,308
Macy's Retail Holdings LLC
5.875%, 03/15/2030	75,000	68,121
		108,429
Semiconductors & Semiconductor Equipment - 0.29%
Analog Devices, Inc.
2.100%, 10/01/2031	105,000	85,677
Intel Corp.
5.700%, 02/10/2053	50,000	50,846
Micron Technology, Inc.
5.375%, 04/15/2028	139,000	138,308
5.875%, 09/15/2033	38,000	38,052
		312,883
Software & Services - 0.16%
Oracle Corp.
6.900%, 11/09/2052	75,000	83,716
VMware, Inc.
3.900%, 08/21/2027	100,000	95,360
		179,076
Support Activities for Mining - 0.04%
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028	50,000	48,687
Technology Hardware & Equipment - 0.48%
Apple, Inc.
3.350%, 02/09/2027	35,000	33,647
Avnet, Inc.
6.250%, 03/15/2028	305,000	310,268
Hewlett Packard Enterprise Co.
4.900%, 10/15/2025	69,000	68,340
Jabil, Inc.
5.450%, 02/01/2029	107,000	105,993
		518,248
Telecommunication Services - 0.25%
AT&T, Inc.
3.500%, 06/01/2041	20,000	14,875
3.500%, 09/15/2053	130,000	86,619
Frontier Communications Holdings LLC
5.875%, 10/15/2027	75,000	70,534
Verizon Communications, Inc.
2.355%, 03/15/2032	75,000	59,859
5.050%, 05/09/2033	35,000	34,456
2.650%, 11/20/2040	15,000	10,217
		276,560
Telecommunications - 0.15%
T-Mobile USA, Inc.
3.375%, 04/15/2029	70,000	63,504
2.550%, 02/15/2031	60,000	49,756
4.375%, 04/15/2040	40,000	34,207
3.300%, 02/15/2051	20,000	13,405
		160,872
Transportation - 0.05%
Southwest Airlines Co.
5.250%, 05/04/2025	60,000	59,642
Transportation Equipment Manufacturing - 0.15%
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	40,000	36,842
TransDigm, Inc.
6.750%, 08/15/2028	75,000	75,228
United Airlines Class B Pass Through Trust
4.875%, 01/15/2026	57,760	55,427
		167,497
Utilities - 2.24%
American Electric Power Co, Inc.
5.625%, 03/01/2033	4,000	4,010
Arizona Public Service Co.
2.950%, 09/15/2027	92,000	85,570
Calpine Corp.
5.000%, 02/01/2031	75,000	66,398
CenterPoint Energy Houston Electric LLC
4.950%, 04/01/2033	249,000	244,654
5.300%, 04/01/2053	122,000	119,139
DTE Energy Co.
1.050%, 06/01/2025	40,000	37,343
Duke Energy Corp.
5.750%, 09/15/2033	72,000	73,055
5.000%, 08/15/2052	60,000	52,312
Duke Energy Indiana LLC
5.400%, 04/01/2053	113,000	107,088
Edison International
5.750%, 06/15/2027	47,000	47,296
6.950%, 11/15/2029	15,000	15,888
Essential Utilities, Inc.
2.704%, 04/15/2030	60,000	50,709
Evergy Kansas Central, Inc.
5.700%, 03/15/2053	62,000	60,269
Evergy, Inc.
2.450%, 09/15/2024	20,000	19,478
Evergy Metro, Inc.
4.950%, 04/15/2033	60,000	57,691
Exelon Corp.
5.300%, 03/15/2033	105,000	103,589
5.600%, 03/15/2053	139,000	133,366
Interstate Power and Light Co.
2.300%, 06/01/2030	25,000	20,534
National Fuel Gas Co.
5.500%, 10/01/2026	77,000	76,468
NextEra Energy Capital Holdings, Inc.
4.900%, 02/28/2028	35,000	34,528
5.250%, 02/28/2053	40,000	36,485
Pacific Gas and Electric Co.
6.950%, 03/15/2034	45,000	47,461
Public Service Co. of Colorado
5.250%, 04/01/2053	104,000	96,054
Public Service Electric and Gas Co.
5.125%, 03/15/2053	117,000	111,790
Sabine Pass Liquefaction LLC
4.500%, 05/15/2030	50,000	47,223
San Diego Gas & Electric Co.
5.350%, 04/01/2053	48,000	45,424
Sempra
5.500%, 08/01/2033	55,000	54,554
Southern Co.
3.250%, 07/01/2026	85,000	80,867
5.200%, 06/15/2033	165,000	162,034
Southern Co. Gas Capital Corp.
1.750%, 01/15/2031	40,000	31,248
Union Electric Co.
5.450%, 03/15/2053	60,000	57,709
Venture Global LNG, Inc.
9.500%, 02/01/2029	30,000	30,973
Virginia Electric and Power Co.
5.450%, 04/01/2053	164,000	155,894
Vistra Operations Co LLC
7.750%, 10/15/2031	25,000	25,609
Vistra Operations Co. LLC
4.375%, 05/01/2029	50,000	45,177
		2,437,887
TOTAL CORPORATE BONDS (Cost $20,795,183)		20,497,819

FOREIGN GOVERNMENT AGENCY ISSUES - 0.21%
Corp Andina de Fomento
6.000%, 04/26/2027	60,000	61,148
International Bank for Reconstruction & Development
4.625%, 08/01/2028	80,000	80,607
Kreditanstalt fuer Wiederaufbau
4.750%, 10/29/2030	30,000	30,473
Province of British Columbia Canada
4.800%, 11/15/2028	55,000	55,450
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $224,735)		227,678

FOREIGN GOVERNMENT NOTES/BOND - 0.08%
Province of Quebec
4.500%, 09/08/2033	85,000	82,895
TOTAL FOREIGN GOVERNMENT NOTES/BOND (Cost $84,675)		82,895

FOREIGN CORPORATE BONDS - 4.26%
Air Transportation - 0.05%
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, 10/20/2028	57,000	54,764
Banks - 1.66%
Bank of Nova Scotia
1.450%, 01/10/2025	788,000	753,567
4.500%, 12/16/2025	70,000	68,290
Deutsche Bank AG/New York NY
Banco Bilbao Vizcaya Argentaria SA
6.138% (1 Year CMT Rate + 2.700%), 09/14/2028 (a)	167,000	168,320
Bancolombia SA
3.000%, 01/29/2025	203,000	195,111
Mitsubishi UFJ Financial Group, Inc.
5.719% (1 Year CMT Rate + 1.080%), 02/20/2026 (a)	200,000	199,980
5.475% (1 Year CMT Rate + 1.530%), 02/22/2031 (a)	238,000	236,922
Societe Generale SA
1.488% (1 Year CMT Rate + 1.100%), 12/14/2026 (a)	200,000	181,062
Toronto-Dominion Bank
5.103%, 01/09/2026	4,000	3,993
		1,807,245
Capital Goods - 0.24%
Weir Group PLC
2.200%, 05/13/2026	281,000	257,841
Chemical Manufacturing - 0.09%
NOVA Chemicals Corp.
4.875%, 06/01/2024	29,000	28,692
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	75,000	71,510
		100,202
Computer and Electronic Product Manufacturing - 0.06%
NXP BV / NXP Funding LLC / NXP USA, Inc.
5.000%, 01/15/2033	70,000	66,860
Consumer Services - 0.07%
Carnival Corp.
7.625%, 03/01/2026	75,000	75,473
Credit Intermediation and Related Activities - 0.13%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/2025	150,000	145,759
Energy - 0.26%
BP Capital Markets PLC
4.375% (5 Year CMT Rate + 4.036%) (a)(e)	19,000	18,354
Enbridge, Inc.
5.700%, 03/08/2033	234,000	234,132
Newcastle Coal Infrastructure Group Pty Ltd.
4.400%, 09/29/2027	31,896	29,560
		282,046
Financial Services - 0.83%
Credit Suisse AG/New York NY
2.950%, 04/09/2025	251,000	240,696
4.162%, 05/13/2025	151,000	147,545
UBS Group AG
2.193% (SOFR + 2.044%), 06/05/2026 (a)	65,000	61,143
1.305% (SOFRINDX + 0.980%), 02/02/2027 (a)	13,000	11,764
6.537% (SOFR + 3.920%), 08/12/2033 (a)	250,000	255,286
Viterra Finance BV
2.000%, 04/21/2026	201,000	184,200
		900,634
Insurance - 0.20%
Fairfax Financial Holdings Ltd.
3.375%, 03/03/2031	253,000	214,252
Materials - 0.53%
BHP Billiton Finance USA Ltd.
4.900%, 02/28/2033	328,000	323,144
Hudbay Minerals, Inc.
6.125%, 04/01/2029	40,000	37,740
OCI NV
6.700%, 03/16/2033	218,000	212,990
UPM-Kymmene Oyj
7.450%, 11/26/2027	6,000	6,248
		580,122
Pharmaceuticals, Biotechnology & Life Sciences - 0.03%
Pfizer Investment Enterprises Pte Ltd.
5.340%, 05/19/2063	35,000	33,689
Support Activities for Transportation - 0.08%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026	91,667	90,306
Transportation - 0.03%
Canadian Pacific Railway Co.
2.875%, 11/15/2029	33,000	28,920
TOTAL FOREIGN CORPORATE BONDS (Cost $4,670,244)		4,638,113

NON-AGENCY MORTGAGE BACKED SECURITIES - 1.50%
BANK
2022-BNK39, 2.928%, 02/15/2055 (c)	100,000	82,659
Benchmark Mortgage Trust
2020-B21, 1.978%, 12/17/2053	65,000	50,394
2021-B29, 2.388%, 09/15/2054	100,000	79,255
2022-B34, 3.786%, 04/15/2055 (c)	100,000	83,076
2019-B15, 3.231%, 12/15/2072	25,000	20,375
BMO Mortgage Trust
2023-C5, 6.848%, 06/15/2056 (c)	10,000	9,087
BX Commercial Mortgage Trust
2021-VOLT, 6.537% (TSFR1M + 1.214%), 09/15/2036 (b)	100,000	95,780
BX Trust
2019-OC11, 3.202%, 12/09/2041	50,000	42,887
Citigroup Commercial Mortgage Trust
2014-GC19, 4.023%, 03/11/2047	48,951	48,802
COMM Mortgage Trust
2014-CCRE21, 3.987%, 12/10/2047	20,000	19,056
Connecticut Avenue Securities Trust
2021-R03, 6.978% (SOFR30A + 1.650%), 12/25/2041 (b)	55,000	54,410
2022-R02, 6.528% (SOFR30A + 1.200%), 01/25/2042 (b)	46,286	46,194
2022-R04, 8.428% (SOFR30A + 3.100%), 03/25/2042 (b)	55,000	56,704
2022-R03, 8.828% (SOFR30A + 3.500%), 03/25/2042 (b)	60,000	62,451
2022-R07, 9.979% (SOFR30A + 4.650%), 06/25/2042 (b)	55,000	59,294
2022-R08, 7.878% (SOFR30A + 2.550%), 07/25/2042 (b)	88,716	90,991
2023-R02, 7.628% (SOFR30A + 2.300%), 01/25/2043 (b)	87,796	89,183
FIVE Mortgage Trust
2023-V1, 5.668%, 02/10/2056 (c)	100,000	99,410
JPMBB Commercial Mortgage Securities Trust
2015-C33, 3.504%, 12/15/2048	78,971	75,251
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (c)	60,000	57,574
2018-H4, 5.225%, 12/15/2051 (c)	25,000	20,239
2020-HR8, 2.041%, 07/15/2053	55,000	43,875
ORL Trust
2023-GKLS, 8.974% (TSFR1M + 3.651%), 10/19/2036 (b)	100,000	100,094
SG Residential Mortgage Trust
2021-2, 1.737%, 12/25/2061 (c)	79,735	62,092
Taubman Centers Commercial Mortgage Trust
2022-DPM, 7.509% (TSFR1M + 2.186%), 05/15/2037 (b)	100,000	99,183
Wells Fargo Commercial Mortgage Trust
2019-C54, 3.146%, 12/15/2052	100,000	86,782
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $1,660,495)		1,635,098

AGENCY MORTGAGE BACKED SECURITIES - 8.42%
Fannie Mae Connecticut Avenue Securities
2014-C02, 8.043% (SOFR30A + 2.714%), 05/25/2024 (b)	124,894	125,774
Fannie Mae Pool
MA4211, 3.000%, 12/01/2050	26,534	22,610
CB1149, 3.000%, 07/01/2051	284,653	241,663
BT6823, 2.500%, 10/01/2051	182,287	147,996
FM9540, 2.000%, 11/01/2051	252,816	198,411
FS0288, 2.000%, 01/01/2052	84,363	66,141
FS0176, 2.500%, 01/01/2052	418,111	339,402
MA4512, 2.500%, 01/01/2052	47,747	38,754
FS2040, 2.000%, 02/01/2052	91,792	71,555
MA4548, 2.500%, 02/01/2052	80,446	65,306
FS0631, 3.000%, 02/01/2052	33,332	28,264
FS3569, 3.000%, 02/01/2052	193,959	164,564
MA4563, 2.500%, 03/01/2052	114,321	92,808
FS4110, 2.500%, 03/01/2052	56,335	45,751
MA4579, 3.000%, 04/01/2052	88,152	74,554
MA4600, 3.500%, 05/01/2052	270,801	237,883
MA4625, 3.500%, 06/01/2052	83,141	73,036
CB3899, 3.500%, 06/01/2052	30,213	26,632
FS2512, 3.500%, 07/01/2052	326,097	287,828
CB4121, 4.000%, 07/01/2052	242,033	220,155
FS3497, 3.500%, 08/01/2052	215,306	189,003
MA4700, 4.000%, 08/01/2052	279,244	253,763
FS2805, 2.500%, 09/01/2052	349,846	284,004
MA4732, 4.000%, 09/01/2052	23,385	21,254
MA4733, 4.500%, 09/01/2052	23,156	21,710
MA4761, 5.000%, 09/01/2052	222,853	214,976
MA4784, 4.500%, 10/01/2052	23,295	21,842
MA4786, 5.500%, 10/01/2052	30,793	30,400
MA4805, 4.500%, 11/01/2052	145,755	136,668
BX5065, 5.500%, 01/01/2053	23,074	22,769
MA4918, 5.000%, 02/01/2053	171,031	164,727
MA4940, 5.000%, 03/01/2053	28,494	27,470
CB5906, 5.500%, 03/01/2053	23,593	23,281
CB6031, 5.000%, 04/01/2053	53,022	51,090
MA5009, 5.000%, 05/01/2053	193,840	186,653
CB6201, 6.000%, 05/01/2053	47,356	47,527
FS4874, 5.500%, 06/01/2053	24,165	23,832
FS5235, 5.500%, 07/01/2053	216,512	213,684
MA5073, 6.000%, 07/01/2053	23,903	23,985
MA5106, 5.000%, 08/01/2053	24,413	23,519
MA5108, 6.000%, 08/01/2053	77,174	77,439
CB7106, 5.500%, 09/01/2053	159,556	157,418
MA5139, 6.000%, 09/01/2053	24,372	24,456
MA5165, 5.500%, 10/01/2053	24,699	24,351
MA5192, 6.500%, 11/01/2053	49,734	50,556
Freddie Mac Pool
RA-3661, 2.500%, 10/01/2050	120,392	98,293
QB-8934, 2.500%, 02/01/2051	26,779	21,740
SD-8135, 2.500%, 03/01/2051	29,285	23,891
SD-8157, 3.000%, 07/01/2051	67,873	57,497
SD-8166, 2.000%, 09/01/2051	26,057	20,330
SD-0781, 3.000%, 11/01/2051	80,942	68,715
SD-8188, 2.000%, 01/01/2052	105,355	82,062
SD-8199, 2.000%, 03/01/2052	45,732	35,625
SD-8205, 2.500%, 04/01/2052	201,194	163,308
SD-8214, 3.500%, 05/01/2052	225,367	197,805
SD-8221, 3.500%, 06/01/2052	27,656	24,284
RA-7587, 3.500%, 06/01/2052	203,751	179,589
SD-8222, 4.000%, 06/01/2052	89,726	81,578
SD-1117, 4.500%, 06/01/2052	21,122	19,855
SD-1505, 4.500%, 08/01/2052	89,710	84,110
SD-8244, 4.000%, 09/01/2052	211,667	192,336
RA-8249, 5.500%, 11/01/2052	145,837	143,955
SD-2253, 3.500%, 12/01/2052	167,796	147,275
SD-8289, 5.500%, 01/01/2053	178,546	176,064
QF-7085, 5.500%, 02/01/2053	70,351	69,411
SD-8315, 5.000%, 04/01/2053	191,923	184,821
SD-8316, 5.500%, 04/01/2053	428,301	422,408
SD-3218, 5.000%, 05/01/2053	24,650	23,749
SD-8324, 5.500%, 05/01/2053	170,872	168,496
SD-8325, 6.000%, 05/01/2053	126,597	127,032
SD-2862, 6.000%, 05/01/2053	23,681	23,774
SD-3392, 5.500%, 07/01/2053	158,450	156,379
SD-8368, 6.000%, 10/01/2053	44,328	44,480
Freddie Mac STACR REMIC Trust
2021-DNA6, 6.128% (SOFR30A + 0.800%), 10/25/2041 (b)	36,679	36,551
2022-DNA2, 7.728% (SOFR30A + 2.400%), 02/25/2042 (b)	60,000	60,604
2022-HQA1, 8.828% (SOFR30A + 3.500%), 03/25/2042 (b)	55,000	57,006
2022-DNA3, 8.228% (SOFR30A + 2.900%), 04/25/2042 (b)	55,000	56,292
2022-DNA4, 8.678% (SOFR30A + 3.350%), 05/25/2042 (b)	55,000	57,129
Ginnie Mae II Pool
MA8801M, 5.500%, 04/20/2053	112,388	111,655
MA8947M, 5.000%, 06/20/2053	29,677	28,844
MA9306M, 6.000%, 11/20/2053	25,000	25,198
MA7935M, 2.000%, 03/20/2052	89,895	72,595
MA7936M, 2.500%, 03/20/2052	176,926	147,860
MA8147M, 2.500%, 07/20/2052	22,342	18,681
MA8149M, 3.500%, 07/20/2052	37,987	33,982
MA8151M, 4.500%, 07/20/2052	162,551	154,009
MA8492M, 6.000%, 12/20/2052	23,141	23,333
MA8800M, 5.000%, 04/20/2053	118,698	115,441
MA8948M, 5.500%, 06/20/2053	24,703	24,537
MA9018M, 6.000%, 07/20/2053	49,525	49,919
MA9107M, 6.000%, 08/20/2053	59,593	60,065
Government National Mortgage Association
2020-107, 1.000%, 07/20/2050	54,466	40,441
2020-112, 1.000%, 08/20/2050	49,777	36,905
2021-103, 2.000%, 06/20/2051	37,823	30,702
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $9,459,623)		9,166,075

U.S. GOVERNMENT NOTES/BONDS - 33.69%
United States Treasury Inflation Indexed Bonds
1.250%, 04/15/2028	148,790	142,476
United States Treasury Note/Bond
0.375%, 08/15/2024	405,000	391,329
4.625%, 02/28/2025	1,809,000	1,799,815
3.875%, 03/31/2025	2,285,000	2,251,931
3.875%, 04/30/2025	279,000	274,869
4.750%, 07/31/2025	370,000	369,422
4.250%, 10/15/2025	68,000	67,390
4.000%, 12/15/2025	303,000	298,999
4.000%, 02/15/2026	1,002,000	988,888
0.500%, 02/28/2026	384,000	350,700
4.625%, 03/15/2026	1,657,000	1,657,809
3.750%, 04/15/2026	626,000	614,483
4.125%, 06/15/2026	758,000	750,568
1.875%, 07/31/2026	345,000	322,319
1.500%, 08/15/2026	158,000	146,002
6.750%, 08/15/2026	1,637,000	1,729,529
0.750%, 08/31/2026	132,000	119,365
4.625%, 09/15/2026	622,000	624,211
2.000%, 11/15/2026	111,000	103,516
1.625%, 11/30/2026	205,000	188,880
4.125%, 10/31/2027	791,000	783,754
6.125%, 11/15/2027	1,666,000	1,771,687
4.000%, 02/29/2028	756,000	745,694
3.625%, 03/31/2028	1,510,000	1,467,384
3.500%, 04/30/2028	697,000	673,694
4.000%, 06/30/2028	110,000	108,520
4.125%, 07/31/2028	877,000	869,823
5.250%, 11/15/2028	1,659,000	1,725,684
3.250%, 06/30/2029	469,000	443,333
4.000%, 02/28/2030	1,610,000	1,577,077
3.625%, 03/31/2030	658,000	630,832
1.875%, 02/15/2032	1,941,000	1,610,651
2.750%, 08/15/2032	1,286,000	1,135,849
3.500%, 02/15/2033	1,425,200	1,332,117
3.375%, 05/15/2033	1,185,000	1,095,199
3.875%, 08/15/2033	787,000	757,057
4.500%, 11/15/2033	200,000	202,500
4.750%, 02/15/2037	587,000	609,769
1.125%, 05/15/2040	589,000	349,454
1.125%, 08/15/2040	98,000	57,634
1.375%, 11/15/2040	638,000	390,812
1.875%, 02/15/2041	640,000	426,313
2.250%, 05/15/2041	147,000	104,000
1.750%, 08/15/2041	637,000	410,156
2.000%, 11/15/2041	615,000	412,230
3.125%, 11/15/2041	19,000	15,393
2.375%, 02/15/2042	587,000	418,306
3.125%, 02/15/2042	16,000	12,920
3.875%, 02/15/2043	540,000	481,855
2.875%, 05/15/2043	160,000	122,300
3.750%, 11/15/2043	250,000	218,311
3.375%, 05/15/2044	250,000	205,532
2.250%, 08/15/2049	357,000	229,651
2.000%, 02/15/2050	388,000	234,649
1.375%, 08/15/2050	388,000	197,228
1.625%, 11/15/2050	364,000	198,337
1.875%, 02/15/2051	370,000	215,221
2.375%, 05/15/2051	376,000	247,103
2.000%, 08/15/2051	359,000	215,106
1.875%, 11/15/2051	39,000	22,600
2.250%, 02/15/2052	335,000	213,484
2.875%, 05/15/2052	110,000	80,811
3.000%, 08/15/2052	296,000	223,364
4.000%, 11/15/2052	45,000	41,143
3.625%, 02/15/2053	110,000	93,878
3.625%, 05/15/2053	105,000	89,660
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $38,216,533)		36,660,576

U.S. GOVERNMENT AGENCY ISSUE - 0.11%
Federal Home Loan Banks
4.000%, 06/30/2028	50,000	49,366
Federal National Mortgage Association
7.250%, 05/15/2030	60,000	69,126
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $119,668)		118,492

	Shares
EXCHANGE TRADED FUNDS - 30.02%
iShares Core U.S. Aggregate Bond ETF	89,723	8,636,736
iShares MBS ETF	141,799	12,882,439
Vanguard Total International Bond ETF	226,582	11,154,632
TOTAL EXCHANGE TRADED FUNDS (Cost $33,011,782)		32,673,807

MONEY MARKET FUNDS - 0.83%
First American Government Obligations Fund, Class X, 5.285% (e)	905,426	905,426
TOTAL MONEY MARKET FUNDS (Cost $905,426)		905,426

Total Investments (Cost $110,820,824) - 99.49%		108,263,161
Other Assets in Excess of Liabilities - 0.51%		559,006
TOTAL NET ASSETS - 100.00%		$108,822,167

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2023.
(b)	Floating rate security; the rate shown represents the rate at November 30, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(c)	Variable rate security; the rate shown represents the rate at November 30, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	The rate shown represents the seven day yield at November 30, 2023.
(e)	Perpetual maturity. The date referenced is the next call date.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,657,182	$-	$1,657,182
Corporate Bonds*	-	20,497,819	-	20,497,819
Foreign Government Agency Issues	-	227,678	-	227,678
Foreign Government Notes/Bonds	-	82,895	-	82,895
Foreign Corporate Bonds*	-	4,638,113	-	4,638,113
Non-Agency Mortgage Backed Securities	-	1,635,098	-	1,635,098
Agency Mortgage Backed Securities	-	9,166,075	-	9,166,075
U.S. Government Notes/Bonds	-	36,660,576	-	36,660,576
U.S. Government Agency Issues	-	118,492	-	118,492
Total Fixed Income Securities	-	74,565,436	-	74,683,928
Exchange-Traded Funds	32,673,807	-	-	32,673,807
Money Market Funds	905,426	-	-	905,426
Total Investments in Securities	$33,579,233	$74,565,436	$-	$108,263,161

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended November 30, 2023.